Unaudited Interim Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 350,192	$ 416,841,494		$ (15,348,909)	$ (75,787,009)	$ 326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,875	(1,875)
Issue of common stock (in shares)	187,424
Share-based compensation		2,437,422				2,437,422
Payment of dividend		(1,659,308)				(1,659,308)
Changes in unrealized loss on cash flow hedges			$ (705,395)			(705,395)
Net (loss) / income					13,469,207	13,469,207
Balance at Sep. 30, 2020	$ 352,067	417,617,733	(705,395)	(15,348,909)	(62,317,802)	339,597,694
Balance (in shares) at Sep. 30, 2020	33,285,255
Balance at Jun. 30, 2020	$ 352,067	416,811,014	(773,419)	(15,348,909)	(55,684,805)	345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255
Share-based compensation		806,719				806,719
Changes in unrealized loss on cash flow hedges			68,024			68,024
Net (loss) / income					(6,632,997)	(6,632,997)
Balance at Sep. 30, 2020	$ 352,067	417,617,733	(705,395)	(15,348,909)	(62,317,802)	339,597,694
Balance (in shares) at Sep. 30, 2020	33,285,255
Balance at Dec. 31, 2020	$ 352,067	418,180,983	(729,135)	(15,635,765)	(81,833,204)	320,334,946
Balance (in shares) at Dec. 31, 2020	33,186,603
Issue of common stock	$ 11,772	5,308,228				5,320,000
Issue of common stock (in shares)	1,177,281
Share-based compensation		1,823,123				1,823,123
Changes in unrealized loss on cash flow hedges			577,976			577,976
Preference dividend					(617,123)	(617,123)
Net (loss) / income					(28,916,568)	(28,916,568)
Balance at Sep. 30, 2021	$ 363,839	425,312,334	(151,159)	(15,635,765)	(111,366,895)	298,522,354
Balance (in shares) at Sep. 30, 2021	34,363,884
Redeemable Preferred Stock
Issue of redeemable preferred stock, net of issuance costs						$ 23,041,348
Issue of redeemable preferred stock, net of issuance costs (in shares)						25,000
Balance at Sep. 30, 2021						$ 23,041,348
Balance (in shares) at Sep. 30, 2021						25,000
Balance at Jun. 30, 2021	$ 363,839	424,629,576	(144,023)	(15,635,765)	(98,536,742)	$ 310,676,885
Balance (in shares) at Jun. 30, 2021	34,363,884
Share-based compensation		682,758				682,758
Changes in unrealized loss on cash flow hedges			(7,136)			(7,136)
Preference dividend					(535,616)	(535,616)
Net (loss) / income					(12,294,537)	(12,294,537)
Balance at Sep. 30, 2021	$ 363,839	$ 425,312,334	$ (151,159)	$ (15,635,765)	$ (111,366,895)	298,522,354
Balance (in shares) at Sep. 30, 2021	34,363,884
Balance at Jun. 30, 2021						$ 23,041,348
Balance (in shares) at Jun. 30, 2021						25,000
Balance at Sep. 30, 2021						$ 23,041,348
Balance (in shares) at Sep. 30, 2021						25,000